N-2	6 Months Ended
Jan. 31, 2024
Cover [Abstract]
Entity Central Index Key	0001501072
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	RiverNorth Opportunities Fund, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Document Period End Date	Jan. 31, 2024